Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 16,180,252	[1]
Entity Tax Identification Number	73-0780382
EBP, Plan Number	002
EBP, Plan Name	BOK FINANCIAL 401(k) PLAN
EBP, Asset Held for Investment	$ 1,327,692,964
Investment, Identifier [Axis]: American Beacon International Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Beacon [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,726,090
EBP, Investment, Current Value, Type [Extensible Enumeration]	Equity Funds [Member]
Investment, Identifier [Axis]: American Funds Balanced Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 45,996,799
EBP, Investment, Current Value, Type [Extensible Enumeration]	Balanced Funds [Member]
Investment, Identifier [Axis]: BOK Financial Corporation BOKF Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BOK Financial Corporation [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 51,063,570	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	BOKF common stock	[1]
Investment, Identifier [Axis]: BOKF Retirement Fund 2020 Class III Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BOK Financial Retirement Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 25,591,578	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies	[1]
Investment, Identifier [Axis]: BOKF Retirement Fund 2030 Class III Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BOK Financial Retirement Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 101,453,379	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies	[1]
Investment, Identifier [Axis]: BOKF Retirement Fund 2040 Class III Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BOK Financial Retirement Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 107,647,029	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies	[1]
Investment, Identifier [Axis]: BOKF Retirement Fund 2050 Class III Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BOK Financial Retirement Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 92,532,836	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies	[1]
Investment, Identifier [Axis]: BOKF Retirement Fund 2060 Class III Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BOK Financial Retirement Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 36,537,423	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies	[1]
Investment, Identifier [Axis]: BOKF Retirement Fund 2070 Class III Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BOK Financial Retirement Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,837,720	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies	[1]
Investment, Identifier [Axis]: BOKF Retirement Fund Conservative Class III Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BOK Financial Retirement Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,696,581	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies	[1]
Investment, Identifier [Axis]: BOKF Retirement Fund Income Class III Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BOK Financial Retirement Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 498,414	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies	[1]
Investment, Identifier [Axis]: BOKF Strategic International Fund Strategic International Class III Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BOK Financial Strategic International Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 23,541,673	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies	[1]
Investment, Identifier [Axis]: Cavanal Hill Funds Government Securities Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Cavanal Hill Funds [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 64,265,543	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]	[1]
Investment, Identifier [Axis]: Dodge and Cox Large Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge and Cox [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 89,906,149
EBP, Investment, Current Value, Type [Extensible Enumeration]	Equity Funds [Member]
Investment, Identifier [Axis]: Fidelity Large Cap Core Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 185,302,003
EBP, Investment, Current Value, Type [Extensible Enumeration]	Equity Funds [Member]
Investment, Identifier [Axis]: Invesco Oppenheimer International Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Invesco Oppenheimer [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,601,152
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Investment, Identifier [Axis]: JP Morgan Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 146,678,775
EBP, Investment, Current Value, Type [Extensible Enumeration]	Equity Funds [Member]
Investment, Identifier [Axis]: John Hancock Disciplined Value Midcap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	John Hancock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 22,749,341
EBP, Investment, Current Value, Type [Extensible Enumeration]	Equity Funds [Member]
Investment, Identifier [Axis]: MFS Investment Management Mid Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Investment Management [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 41,050,991
EBP, Investment, Current Value, Type [Extensible Enumeration]	Equity Funds [Member]
Investment, Identifier [Axis]: Metropolitan West Total Return Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Metropolitan West [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 28,153,998
EBP, Investment, Current Value, Type [Extensible Enumeration]	Fixed Income Funds [Member]
Investment, Identifier [Axis]: Neuberger and Berman Small Cap Core Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Neuberger and Berman [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 35,488,915
EBP, Investment, Current Value, Type [Extensible Enumeration]	Equity Funds [Member]
Investment, Identifier [Axis]: Self-directed brokerage accounts, common stocks, bonds, and RICs
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Self-directed brokerage accounts [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 92,085,693
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-directed brokerage accounts
Investment, Identifier [Axis]: Vanguard Midcap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 45,427,718
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Investment, Identifier [Axis]: Vanguard Short Term Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 21,817,581
EBP, Investment, Current Value, Type [Extensible Enumeration]	Fixed Income Funds [Member]
Investment, Identifier [Axis]: Vanguard Small Cap Value Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 19,861,761
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	8.50%

[1]	Indicates party-in-interest to the Plan.